UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 2009

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW February 11, 2010

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1
Form 13F
Information Table Entry Total:   72
Form 13F
Information Table Value Total: 601,840 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE


NAME	OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES/PRN AMT	SHARES/	PUT / CALL
			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE

	INVESTMENT	OTHER	VOTING

Alexandria Real Estate 	COM	015271109	 38,110 592,778 	SH		SOLE	01	 592,778
America Movil 	SPONSOR ADR	02364W105	 2,370 	 50,444 	SH		SOLE	01	 50,444
American Campus 	COM	024835100	 2,322 	 82,642 	SH		SOLE	01	 82,642
Apache Corp		COM	037411105	 2,089 	 20,250 	SH		SOLE	01	 20,250
Apple Inc		COM	037833100	 289 	 1,373 		SH		SOLE	01	 1,373
Bank of Montreal	COM	063671101	 98 	 1,750 		SH		SOLE	01	 1,750
Becton Dickinson and Co	COM	075887109	 1,151 	 14,600 	SH		SOLE	01	 14,600
Best Buy Co Inc		COM	086516101	 170 	 4,300 		SH		SOLE	01	 4,300
Boeing Co/The		COM	097023105	 1,028 	 19,000 	SH		SOLE	01	 19,000
Boston Properties Inc	COM	101121101	 17,298 257,905 	SH		SOLE	01	 257,905
Caterpillar Inc		COM	149123101	 1,531 	 26,871 	SH		SOLE	01	 26,871
CBL & Associates Prope	COM	124830100	 22,549 2,331,883 	SH		SOLE	01	 2,331,883
Check Point Software T	COM	M22465104	 1,536 	 45,350 	SH		SOLE	01	 45,350
Cia de Minas  SPONSORED ADR	204448104	 1,204 	 35,980 	SH		SOLE	01	 35,980
Cisco Systems Inc	COM	17275R102	 918 	 38,343 	SH		SOLE	01	 38,343
Coca-Cola Co/The	COM	191216100	 1,425 	 25,000 	SH		SOLE	01	 25,000
Coca-Cola Fem SPONSORED ADR	191241108	 1,931 	 29,380 	SH		SOLE	01	 29,380
Costco Wholesale Corp	COM	22160K105	 1,183 	 20,000 	SH		SOLE	01	 20,000
Desarrollado  SPONSORED ADR	25030W100	 1,451 	 43,160 	SH		SOLE	01	 43,160
Digital Realty Trust I	COM	253868103	 53,694 1,067,897 	SH		SOLE	01	 1,067,897
Douglas Emmett Inc	COM	25960P109	 26,863 1,885,153 	SH		SOLE	01	 1,885,153
DuPont Fabros Technolog COM	26613Q106	 29,610 1,645,901 	SH		SOLE	01	 1,645,901
Ensco Interna SPONSORED ADR	29358Q109	 200 	 5,000 		SH		SOLE	01	 5,000
Equity Lifestyle Proper COM	29472R108	 6,869 	 136,102 	SH		SOLE	01	 136,102
Essex Property Trust In COM	297178105	 568 	 6,796 		SH		SOLE	01	 6,796
Extra Space Storage Inc	COM	30225T102	 10,975 950,223 	SH		SOLE	01	 950,223
Federal Realty Investm	COM	313747206	 3,819 	 56,389 	SH		SOLE	01	 56,389
Flowserve Corp		COM	34354P105	 1,371 	 14,500 	SH		SOLE	01	 14,500
General Electric Co	COM	369604103	 1,761 	 116,400 	SH		SOLE	01	 116,400
Goldcorp Inc		COM	380956409	 1,291 	 31,230 	SH		SOLE	01	 31,230
Goldman Sachs 		COM	38141G104	 1,587 	 9,400 		SH		SOLE	01	 9,400
Grupo Aero    SPONSORED ADR	40051E202	 266 	 5,125 		SH		SOLE	01	 5,125
Grupo Televis SPONSORED ADR	40049J206	 1,572 	 75,700 	SH		SOLE	01	 75,700
Harley-Davidson Inc	COM	412822108	 89 	 3,530 		SH		SOLE	01	 3,530
HCP Inc			COM	40414L109	 29,104 952,995 	SH		SOLE	01	 952,995
Health Care REIT Inc	COM	42217K106	 37,240 840,247 	SH		SOLE	01	 840,247
Home Properties Inc	COM	437306103	 34,500 723,118 	SH		SOLE	01	 723,118
Hospira Inc		COM	441060100	 1,785 	 35,000 	SH		SOLE	01	 35,000
Host Hotels & Resorts	COM	44107P104	 17,709 1,517,494 	SH		SOLE	01	 1,517,494
Intel Corp		COM	458140100	 204 	 10,000 	SH		SOLE	01	 10,000
International Business 	COM	459200101	 1,782 	 13,610 	SH		SOLE	01	 13,610
JB Hunt Transport Servi	COM	445658107	 171 	 5,300 		SH		SOLE	01	 5,300
Jinpan International Lt COM	G5138L100	 666 	 13,980 	SH		SOLE	01	 13,980
Johnson & Johnson	COM	478160104	 1,353 	 21,000 	SH		SOLE	01	 21,000
Joy Global Inc		COM	481165108	 1,557 	 30,187 	SH		SOLE	01	 30,187
Kimco Realty Corp	COM	49446R109	 43,679 3,228,290 	SH		SOLE	01	 3,228,290
Macerich Co/The		COM	554382101	 774 	 21,532 	SH		SOLE	01	 21,532
Monsanto Co		COM	61166W101	 1,648 	 20,160 	SH		SOLE	01	 20,160
Nalco Holding Co	COM	62985Q101	 1,276 	 50,000 	SH		SOLE	01	 50,000
NetApp Inc		COM	64110D104	 1,718 	 50,000 	SH		SOLE	01	 50,000
NII Holdings Inc	COM	62913F201	 1,826 	 54,367 	SH		SOLE	01	 54,367
Novellus Systems Inc	COM	670008101	 2,018 	 86,482 	SH		SOLE	01	 86,482
Petrohawk Energy Corp	COM	716495106	 1,544 	 64,359 	SH		SOLE	01	 64,359
Petroleo Bras SPONSORED ADR	71654V408	 2,434 	 51,040 	SH		SOLE	01	 51,040
Pharmaceutical Product 	COM	717124101	 1,365 	 58,220 	SH		SOLE	01	 58,220
Philip Morris Internati COM	718172109	 1,494 	 31,000 	SH		SOLE	01	 31,000
Public Storage		COM	74460D109	 6,599 	 81,018 	SH		SOLE	01	 81,018
Regency Centers Corp	COM	758849103	 991 	 28,275 	SH		SOLE	01	 28,275
Salesforce.com Inc	COM	79466L302	 315 	 4,268 		SH		SOLE	01	 4,268
Seneca Foods Corp	COM	817070501	 1,074 	 45,000 	SH		SOLE	01	 45,000
Simon Property Group In COM	828806109	 72,689 910,885 	SH		SOLE	01	 910,885
Spirit Aerosystems Hold COM	848574109	 1,172 	 59,000 	SH		SOLE	01	 59,000
Steel Dynamics Inc	COM	858119100	 1,854 	 104,631 	SH		SOLE	01	 104,631
Suncor Energy Inc	COM	867224107	 1,098 	 29,500 	SH		SOLE	01	 29,500
Tanger Factory Outlet C COM	875465106	 18,425 472,561 	SH		SOLE	01	 472,561
Taubman Centers Inc	COM	876664103	 17,788 495,353 	SH		SOLE	01	 495,353
Transocean Ltd		COM	H8817H100	 1,010 	 12,194 	SH		SOLE	01	 12,194
UDR Inc			COM	902653104	 19,541 1,188,636 	SH		SOLE	01	 1,188,636
Vale SA	      SPONSORED ADR	91912E105	 2,181 	 75,131 	SH		SOLE	01	 75,131
Varian Medical Systems  COM	92220P105	 263 	 5,610 		SH		SOLE	01	 5,610
Vornado Realty Trust	COM	929042109	 30,757 439,769 	SH		SOLE	01	 439,769
Wells Fargo & Co	COM	949746101	 1,048 	 38,846 	SH		SOLE	01	 38,846